Exhibit 99.2

Ford Credit Auto Lease Trust 2018-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2020

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2020, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2020, leases with a total base residual value of $36,937,930.23 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April, 2020. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2020
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2020-	March	$476,509,124.13
	April	$415,999,947.78	$8,938,567.83	17.16%	$54,574,582.03	12.31%
	May	$379,158,211.01	$8,271,603.61	15.88%	$31,413,031.40	7.09%
	June	$337,973,131.53	$7,492,087.78	14.38%	$36,284,130.45	8.19%
	July	$295,447,712.45	$6,646,805.28	12.76%	$38,188,258.45	8.62%
	August	$257,485,465.11	$5,869,241.77	11.27%	$34,112,053.01	7.70%
	September	$213,569,259.33	$4,926,441.24	9.46%	$40,749,394.10	9.19%
	October	$167,331,712.55	$3,877,828.97	7.44%	$43,819,229.85	9.89%
	November	$117,706,380.37	$2,756,877.16	5.29%	$48,011,964.25	10.83%
	December	$66,735,831.90	$1,612,085.34	3.09%	$50,162,831.82	11.32%
2021-	January	$28,958,650.08	$740,582.64	1.42%	$37,492,646.60	8.46%
	February	$22,365,666.02	$573,246.45	1.10%	$6,217,621.75	1.40%
	March	$13,544,591.33	$338,173.74	0.65%	$8,635,733.05	1.95%
	April	$988,018.47	$24,503.64	0.05%	$12,624,623.95	2.85%
	May	$209,589.67	$6,295.95	0.01%	$778,884.30	0.18%
	June	$172,938.37	$5,134.52	0.01%	$32,949.00	0.01%
	July	$155,907.47	$4,770.64	0.01%	$13,442.00	0.00%
	August	$118,490.78	$3,736.06	0.01%	$34,746.00	0.01%
	September	$86,531.61	$3,070.26	0.01%	$29,698.60	0.01%
	October	$84,052.65	$3,070.26	0.01%	$0.00	0.00%
	November	$81,556.75	$3,070.26	0.01%	$0.00	0.00%
	December	$41,765.59	$1,551.95	0.00%	$38,796.50	0.01%
2022-	January	$0.00	$0.00	0.00%	$42,051.00	0.01%

Total			52,098,745.35	100.00%	$443,256,668.11	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$495,355,413.46

Ford Credit Auto Lease Trust 2018-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2020	Car	496	79.23%	$939	2.77%	6.75%
	CUV	1,004	79.06%	$887	2.38%	5.02%
	SUV	39	88.64%	$5,242	7.18%	14.97%
	Truck	201	78.52%	$47	0.09%	0.17%
	Total/Average	1,740	79.23%	$902	2.32%	4.97%

FEBRUARY 2020	Car	435	74.61%	$1,264	3.85%	9.48%
	CUV	989	79.18%	$1,090	2.90%	6.11%
	SUV	26	81.25%	$4,573	6.48%	13.97%
	Truck	173	79.00%	$118	0.23%	0.42%
	Total/Average	1,623	77.92%	$1,089	2.84%	6.07%

MARCH 2020	Car	330	66.53%	$1,427	4.24%	10.35%
	CUV	546	66.18%	$1,281	3.45%	7.34%
	SUV	11	64.71%	$4,191	6.14%	12.94%
	Truck	106	63.47%	$914	1.80%	3.31%
	Total/Average	993	65.98%	$1,323	3.50%	7.56%